UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F NT

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment             (   ) Amendment Number
This Amendment (Check only one.):   (   ) is a restatement
                                    (   ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                  FBR Investment Management, Inc.
Address:               1001 19th Street North
                       Potomac Tower
                       Arlington, VA  22209

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is Signed hereby represent that the person signing the report is authorized to submit it, That all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          Frank R. Walker, Jr.
Title:         Chief Compliance Officer, FBR Investment Management, Inc.
Phone:         703-312-9701
Signature, Place, and Date of Signing:



Frank R. Walker, Jr. Arlington, VA           February 14, 2008



Report Type (Check only one.):

(   )    13F HOLDINGS REPORT
( X )    13F NOTICE.
(   )    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


028-5254 Friedman, Billings, Ramsey Group, Inc.